Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by SEC rules, the Company is providing the following information about the relationship between “compensation actually paid” (as computed in accordance with SEC rules) to its Principal Executive Officer (“PEO”) and to its other NEOs and certain financial performance of the Company for the most recently completed fiscal years:

			Average
			Summary	Average
			Compen-	Compen-
			sation	sation
	Summary		Table	Actually	Value of Initial Fixed $100
	Compen-	Compen-	Total for	Paid to	Investment Based On:
	sation	sation	Non-PEO	Non-PEO		Peer Group		Adjusted
	Table	Actually	Named	Named	Total	Total		Diluted
	Total for	Paid to	Executive	Executive	Shareholder	Shareholder		Earnings
	PEO (1)	PEO (2)	Officers (3)	Officers (2)	Return (4)	Return (4)	Net Income	Per Share (5)
Year	($)	($)	($)	($)	($)	($)	($)	($)
2024	12,069,657	9,287,053	3,579,331	2,882,113	138.37	170.67	258,815,000	6.70
2023	12,256,895	19,930,731	3,574,925	4,683,793	142.93	136.31	219,301,000	6.06
2022	9,836,835	15,114,505	2,834,198	3,793,799	113.04	126.16	253,495,000	5.19
2021	7,175,467	7,215,249	2,014,574	1,972,295	95.77	130.71	124,909,000	3.94
2020	10,488,603	3,853,657	2,791,299	1,398,643	88.27	98.31	106,579,000	3.01

Named Executive Officers, Footnote	Rick Wessel was the Company’s PEO in 2020, 2021, 2022, 2023 and 2024.The non-PEO NEOs included in the averages are the following individuals for each of the years shown:

2024	2023	2022	2021	2020
T. Brent Stuart	T. Brent Stuart	T. Brent Stuart	T. Brent Stuart	T. Brent Stuart
R. Douglas Orr	R. Douglas Orr	R. Douglas Orr	R. Douglas Orr	R. Douglas Orr
Howard F. Hambleton	Howard F. Hambleton	Howard F. Hambleton (i)	Anna M. Alvarado (ii)	Anna M. Alvarado
Raul R. Ramos	Raul R. Ramos	Raul R. Ramos	Raul R. Ramos	Raul R. Ramos

(i)Mr. Hambleton joined the Company in December 2021, in conjunction with the AFF acquisition, as the AFF president.

(ii)Ms. Alvarado resigned from the Company effective October 8, 2021.

Peer Group Issuers, Footnote	For the relevant year, represents the cumulative TSR of the Company and the S&P MidCap 400 – Financials Index from December 31, 2019 though the respective measurement periods ending on December 31 of 2024, 2023, 2022, 2021 and 2020. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of reporting comparative stockholder returns per Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, both the S&P MidCap 400 – Financials Index and the S&P MidCap 400 – Consumer Discretionary Index are used by the Company. Given that more than 50% of the Company’s earnings in 2024 were from consumer finance-related activities, the Company has elected to use the S&P MidCap 400 – Financials Index Returns as the peer group benchmark in this table. For informational purposes, the stockholder returns for the S&P MidCap 400 – Consumer Discretionary Index were $179.62, $164.16, $132.09, $167.26 and 130.99 for 2024, 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 12,069,657	$ 12,256,895	$ 9,836,835	$ 7,175,467	$ 10,488,603
PEO Actually Paid Compensation Amount	$ 9,287,053	19,930,731	15,114,505	7,215,249	3,853,657
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to SCT total compensation:

PEO	2024	2023	2022	2021	2020
SCT total compensation	$12,069,657	$12,256,895	$9,836,835	$7,175,467	$10,488,603
Less fair value of stock awards reported in the SCT	(8,343,435)	(7,016,337)	(5,155,277)	(3,453,904)	(7,478,258)
Plus fair value as of year end of stock awards granted in current year	6,853,347	9,361,536	8,103,054	5,177,226	3,741,817
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	(903,943)	2,201,800	2,287,279	840,071	(2,148,575)
Change in fair value of stock awards granted in prior years that vested during the current year	(388,573)	3,126,837	42,614	(2,523,611)	(749,930)
CAP	$9,287,053	$19,930,731	$15,114,505	$7,215,249	$3,853,657

Non-PEO NEO Average Total Compensation Amount	$ 3,579,331	3,574,925	2,834,198	2,014,574	2,791,299
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,882,113	4,683,793	3,793,799	1,972,295	1,398,643
Adjustment to Non-PEO NEO Compensation Footnote

Average of Non-PEO NEO	2024	2023	2022	2021	2020
SCT total compensation	$3,579,331	$3,574,925	$2,834,198	$2,014,574	$2,791,299
Less fair value of stock awards reported in the SCT	(1,882,974)	(1,615,710)	(1,161,314)	(744,532)	(1,458,714)
Plus fair value as of year end of stock awards granted in current year	1,531,161	2,141,786	1,678,775	1,083,099	798,701
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	(277,176)	568,670	443,809	156,478	(605,031)
Change in fair value of stock awards granted in prior years that vested during the current year	(68,229)	14,122	(1,669)	(278,176)	(127,612)
Less fair value of stock awards forfeited during the current year	—	—	—	(259,148)	—
CAP	$2,882,113	$4,683,793	$3,793,799	$1,972,295	$1,398,643

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	(1)Non-GAAP financial measure. See detailed reconciliation of non-GAAP financial measures provided in Appendix A.
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 138.37	142.93	113.04	95.77	88.27
Peer Group Total Shareholder Return Amount	170.67	136.31	126.16	130.71	98.31
Net Income (Loss)	$ 258,815,000	$ 219,301,000	$ 253,495,000	$ 124,909,000	$ 106,579,000
Company Selected Measure Amount | $ / shares	6.70	6.06	5.19	3.94	3.01
PEO Name	Rick Wessel
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Non-GAAP Measure Description	Non-GAAP financial measure. See detailed reconciliation of non-GAAP financial measures provided in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Net revenue (gross profit)
Measure:: 5
Pay vs Performance Disclosure
Name	TSR relative to compensation peers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,343,435)	$ (7,016,337)	$ (5,155,277)	$ (3,453,904)	$ (7,478,258)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,853,347	9,361,536	8,103,054	5,177,226	3,741,817
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(903,943)	2,201,800	2,287,279	840,071	(2,148,575)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(388,573)	3,126,837	42,614	(2,523,611)	(749,930)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,882,974)	(1,615,710)	(1,161,314)	(744,532)	(1,458,714)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,161	2,141,786	1,678,775	1,083,099	798,701
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,176)	568,670	443,809	156,478	(605,031)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,229)	14,122	(1,669)	(278,176)	(127,612)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (259,148)	$ 0